Partners' Equity - Additional (Details) $ in Thousands			6 Months Ended
	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares
Equity transactions
Repurchases of units, including commissions | $			$ 18,742
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments	50,982	19,638
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments	50,982	14,062
GasLog Ltd. | GasLog Partners LP
Equity transactions
General partner interest in GasLog Partners	2.00%		2.00%
Common units
Equity transactions
Number of units issued in share-based payment	101,964	33,700		8,976
Number of units issued			135,664
Preference units
Equity transactions
Number of units repurchased			739,441
Preference units | Unit repurchase programme
Equity transactions
Repurchases of units, including commissions | $			$ 18,742
Series A preference units | Unit repurchase programme
Equity transactions
Number of units repurchased			80,600
Number of units cancelled			80,600
Series B preference units | Unit repurchase programme
Equity transactions
Number of units repurchased			312,791
Number of units cancelled			312,791
Series C preference units | Unit repurchase programme
Equity transactions
Number of units repurchased			346,050
Number of units cancelled			346,050
General partner units
Equity transactions
Number of units issued			2,769
Net proceeds from issuance of units | $			$ 16